As filed with the Securities and Exchange Commission on October 30, 2025

Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ____ ☐
Post-Effective Amendment No. 442 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 444 ☒

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 7, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust and collectively the “Funds”:

Tuttle Capital 2X Long XRP Daily Target ETF
Tuttle Capital 2X Long Solana Daily Target ETF
Tuttle Capital 2X Long Trump Daily Target ETF
Tuttle Capital 2X Long Litecoin Daily Target ETF
Tuttle Capital 2X Long Melania Daily Target ETF
Tuttle Capital 2X Long Bonk Daily Target ETF
Tuttle Capital 2X Long BNB Daily Target ETF
Tuttle Capital 2X Long Cardano Daily Target ETF
Tuttle Capital 2X Long Chainlink Daily Target ETF
Tuttle Capital 2X Long Polkadot Daily Target ETF

The Trust notes that the Trustees have approved the change in the naming convention for the Funds by replacing “Tuttle Capital” to “T-REX”. In addition, the Trust is changing the Reference Asset and the names for two of the Funds: Tuttle Capital 2X Long Melania Daily Target ETF will become T-REX 2X Long DOGE Daily Target ETF and Tuttle Capital 2X Long Polkadot Daily Target ETF will become T-REX 2X Long SUI Daily Target ETF. The Trust is also changing the name of four of the Funds in response to Staff comments as follows: T-REX 2X Long Solana Daily Target ETF to T-REX 2X Long SOL Daily Target ETF, T-REX 2X Long Litecoin Daily Target ETF to T-REX 2X Long LTC Daily Target ETF, T-REX 2X Long Cardano Daily Target ETF to T-REX 2X Long ADA Daily Target ETF, and T-REX 2X Long Chainlink Daily Target ETF to T-REX 2X Long LINK Daily Target ETF.

The new names will appear as follows:

T-REX 2X Long XRP Daily Target ETF
T-REX 2X Long SOL Daily Target ETF
T-REX 2X Long Trump Daily Target ETF
T-REX 2X Long LTC Daily Target ETF
T-REX 2X Long DOGE Daily Target ETF
T-REX 2X Long Bonk Daily Target ETF
T-REX 2X Long BNB Daily Target ETF
T-REX 2X Long ADA Daily Target ETF
T-REX 2X Long LINK Daily Target ETF
T-REX 2X Long SUI Daily Target ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 7, 2025 as the new effective date for Post-Effective Amendment No. 216 to the Registration Statement filed on January 28, 2025 for the following funds:

T-REX 2X Long XRP Daily Target ETF
T-REX 2X Long SOL Daily Target ETF
T-REX 2X Long Trump Daily Target ETF
T-REX 2X Long LTC Daily Target ETF
T-REX 2X Long DOGE Daily Target ETF
T-REX 2X Long Bonk Daily Target ETF
T-REX 2X Long BNB Daily Target ETF
T-REX 2X Long ADA Daily Target ETF
T-REX 2X Long LINK Daily Target ETF
T-REX 2X Long SUI Daily Target ETF

This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 216 to the Registration Statement. This Post-Effective Amendment incorporates by reference the Part C contained in Post-Effective Amendment No. 395 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 442 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 30th day of October, 2025.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 442 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	October 30, 2025

*Theo H. Pitt, Jr.	Trustee	October 30, 2025

*Dr. David J. Urban	Trustee	October 30, 2025

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	October 30, 2025
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	October 30, 2025
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney